Exhibit 99.7

Client Name:	Lendage
Client Project Name:	ACHM 2024-HEM2CO
Start - End Dates:	2/20/2023 - 9/10/2024
Deal Loan Count:	4

Loan Level Tape Compare Upload

Loans in Report	4
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
5000028436	XXXXXX	Combined LTV	79.33	17.72
5000029232	XXXXXX	Combined LTV	80.00	12.74
5000029324	XXXXXX	Combined LTV	80.00	10.64

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